UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Michael W. Stockton

American Funds Global Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM Investment portfolio January 31, 2014 unaudited

Common stocks 60.84%
		Value
Health care 10.88%	Shares	(000)

Novartis AG	1,699,550	$ 134,592
Amgen Inc.	703,600	83,693
Gilead Sciences, Inc.[1]	811,400	65,439
AbbVie Inc.	940,800	46,316
GlaxoSmithKline PLC	1,438,200	36,977
Bayer AG	249,110	32,889
Teva Pharmaceutical Industries Ltd. (ADR)	695,000	31,018
Thermo Fisher Scientific Inc.	230,900	26,586
Stryker Corp.	237,200	18,407
Alexion Pharmaceuticals, Inc.[1]	108,600	17,238
Hologic, Inc.[1]	622,995	13,307
Roche Holding AG	46,610	12,816
Sonic Healthcare Ltd.	691,700	9,994
UnitedHealth Group Inc.	129,187	9,338
Humana Inc.	68,349	6,650
		545,260
Financials 8.19%

Prudential PLC	1,945,600	39,276
AIA Group Ltd.[2]	6,867,400	31,837
Credit Suisse Group AG	1,012,308	30,593
Société Générale	530,000	30,079
Aviva PLC	3,580,000	26,189
JPMorgan Chase & Co.	470,000	26,019
HSBC Holdings PLC (United Kingdom)	1,455,500	15,002
HSBC Holdings PLC (Hong Kong)[2]	966,000	10,137
Link Real Estate Investment Trust[2]	5,383,500	24,407
Bank of Ireland[1]	52,517,978	20,895
Citigroup Inc.	425,000	20,158
Commerzbank AG, non-registered shares[1]	1,152,287	19,620
CIT Group Inc.	405,500	18,876
Metlife, Inc.	348,500	17,094
Progressive Corp.	603,000	14,014
Japan Exchange Group, Inc.	450,000	11,108
Deutsche Börse AG	140,000	10,780
Goldman Sachs Group, Inc.	61,500	10,093
Sun Life Financial Inc.	295,000	9,729
Prudential Financial, Inc.	105,000	8,861
UBS AG	415,000	8,234
Sun Hung Kai Properties Ltd.[2]	575,000	7,053
		410,054
Consumer discretionary 8.03%

DIRECTV[1]	820,000	56,933
General Motors Co.[1]	845,000	30,488
Netflix, Inc.[1]	65,500	26,811
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

ProSiebenSat.1 Media AG	582,000	$ 26,131
Hasbro, Inc.	463,429	22,764
Darden Restaurants, Inc.	431,400	21,328
Whitbread PLC	344,044	21,215
Kingfisher PLC	3,451,630	20,972
Ford Motor Co.	1,200,000	17,952
Amazon.com, Inc.[1]	50,000	17,934
Kohl’s Corp.	295,000	14,936
MGM Resorts International[1]	583,500	14,214
Daily Mail and General Trust PLC, Class A, nonvoting	860,000	13,593
AutoNation, Inc.[1]	275,000	13,582
Home Depot, Inc.	164,700	12,657
Mattel, Inc.	281,900	10,667
Wynn Macau, Ltd.[2]	2,474,000	10,649
Cie. Financière Richemont SA, Class A	109,529	10,166
Inchcape PLC	1,045,143	10,051
Volkswagen AG, nonvoting preferred	32,750	8,306
SJM Holdings Ltd.[2]	2,411,000	7,589
Bayerische Motoren Werke AG	68,570	7,474
YUM! Brands, Inc.	87,600	5,882
		402,294
Industrials 5.65%

General Dynamics Corp.	746,680	75,646
Rexel SA	1,097,234	28,191
Nielsen Holdings NV	536,798	22,701
Industries Qatar QSC[2]	425,000	20,992
United Continental Holdings, Inc.[1]	320,801	14,706
PACCAR Inc	249,900	13,994
Lockheed Martin Corp.	80,000	12,073
United Technologies Corp.	104,300	11,892
Babcock International Group PLC	504,700	11,533
BAE Systems PLC	1,575,000	11,110
General Electric Co.	427,500	10,743
COSCO Pacific Ltd.[2]	8,226,000	10,463
Norfolk Southern Corp.	102,000	9,444
ITOCHU Corp.	737,300	9,129
Jardine Matheson Holdings Ltd.[2]	150,800	8,114
Bunzl PLC	262,100	5,980
Hutchison Port Holdings Trust[2]	6,539,400	4,351
Samsung Engineering Co., Ltd.[1,2]	29,870	1,991
		283,053
Consumer staples 5.43%

Altria Group, Inc.	1,957,200	68,933
Philip Morris International Inc.	789,300	61,676
Nestlé SA	737,000	53,488
Reynolds American Inc.	408,000	19,788
Pernod Ricard SA	141,197	15,166
British American Tobacco PLC	264,550	12,681
Mead Johnson Nutrition Co.	150,000	11,533
Green Mountain Coffee Roasters, Inc.	135,200	10,951
Kraft Foods Group, Inc.	175,700	9,198
Danone SA	128,020	8,461
		271,875
Common stocks
		Value
Information technology 4.78%	Shares	(000)

Microsoft Corp.	1,299,000	$ 49,167
Google Inc., Class A1	32,755	38,683
Hewlett-Packard Co.	1,080,000	31,320
Oracle Corp.	614,800	22,686
Samsung Electronics Co. Ltd.[2]	16,990	20,235
Western Union Co.	1,230,000	18,942
Avago Technologies Ltd.	343,800	18,785
Accenture PLC, Class A	180,000	14,378
Murata Manufacturing Co., Ltd.	100,400	9,438
Tencent Holdings Ltd.[2]	119,000	8,249
Apple Inc.	15,300	7,659
		239,542
Telecommunication services 4.66%

Vodafone Group PLC	16,645,000	61,990
Verizon Communications Inc.	784,400	37,667
SoftBank Corp.	425,500	31,497
OJSC Mobile TeleSystems (ADR)	1,363,231	23,516
Shin Corp. PCL, nonvoting depository receipts	9,444,000	20,170
Crown Castle International Corp.[1]	275,000	19,514
TeliaSonera AB	1,936,200	14,366
CenturyLink, Inc.	425,300	12,274
Singapore Telecommunications Ltd.[2]	2,915,000	8,087
Total Access Communication PCL, nonvoting depository receipts	1,585,000	4,598
		233,679
Energy 4.43%

BP PLC	12,406,492	97,488
BP PLC (ADR)	84,200	3,948
Royal Dutch Shell PLC, Class B	706,920	25,857
Eni SpA	1,255,000	28,521
Devon Energy Corp.	470,000	27,833
Baker Hughes Inc.	463,800	26,270
OJSC Gazprom (ADR)	1,435,000	11,853
		221,770
Utilities 2.95%

National Grid PLC	5,114,796	66,341
Exelon Corp.	1,088,000	31,552
Fortum Oyj	1,060,000	22,802
GDF SUEZ	554,010	12,243
SSE PLC	400,000	8,594
NRG Energy, Inc.	230,000	6,406
		147,938
Materials 1.17%

ArcelorMittal	765,000	12,711
Akzo Nobel NV	130,000	9,364
AptarGroup, Inc.	138,000	8,804
Boral Ltd.	2,052,000	8,530
Celanese Corp., Series A	150,000	7,596
Amcor Ltd.	613,350	5,749
Rio Tinto PLC	105,091	5,604
		58,358
Common stocks
		Value
Miscellaneous 4.67%		(000)

Other common stocks in initial period of acquisition		$ 234,027
Total common stocks (cost: $2,499,122,000)		3,047,850
Convertible securities 0.42%
	Principal amount
Information technology 0.23%	(000)

Qihoo 360 Technology Co Ltd, 2.50% convertible notes 2018[3]	$10,000	11,689
Financials 0.19%

Bank of Ireland 10.00% convertible notes 2016	€6,700	9,528
Total convertible securities (cost: $18,823,000)		21,217
Bonds, notes & other debt instruments 29.85%

Bonds & notes of governments outside the U.S. 14.54%

Japanese Government, Series 264, 1.50% 2014	¥ 120,000	1,185
Japanese Government, Series 269, 1.30% 2015	285,000	2,828
Japanese Government, Series 275, 1.40% 2015	290,000	2,908
Japanese Government, Series 14, 1.20% 2017[4]	3,009	33
Japanese Government, Series 289, 1.50% 2017	7,000	72
Japanese Government, Series 296, 1.50% 2018	3,130,000	32,488
Japanese Government, Series 310, 1.00% 2020	1,554,950	15,890
Japanese Government, Series 315, 1.20% 2021	1,655,000	17,133
Japanese Government, Series 17, 0.10% 2023[4]	473,290	4,949
Japanese Government, Series 136, 1.60% 2032	105,000	1,073
Japanese Government, Series 21, 2.30% 2035	770,000	8,610
Japanese Government, Series 36, 2.00% 2042	465,000	4,938
Polish Government, Series 1017, 5.25% 2017	PLN57,475	19,068
Polish Government 6.375% 2019	$2,850	3,345
Polish Government, Series 1020, 5.25% 2020	PLN81,900	27,113
Polish Government 5.125% 2021	$930	1,014
Polish Government, Series 1021, 5.75% 2021	PLN26,950	9,205
Polish Government 5.00% 2022	$2,300	2,467
Polish Government, Series 0922, 5.75% 2022	PLN8,500	2,897
Polish Government 4.00% 2024	$3,750	3,694
United Mexican States Government, Series M, 6.25% 2016	MXN 30,000	2,358
United Mexican States Government, Series M10, 7.75% 2017	242,000	19,852
United Mexican States Government 3.50% 2017[4]	57,756	4,652
United Mexican States Government 4.00% 2019[4]	20,445	1,693
United Mexican States Government, Series M, 8.00% 2020	50,000	4,155
United Mexican States Government, Series M, 6.50% 2021	214,500	16,322
United Mexican States Government Global, Series A, 3.625% 2022	$1,400	1,381
United Mexican States Government, Series M20, 10.00% 2024	MXN69,500	6,533
United Mexican States Government, Series M30, 10.00% 2036	61,000	5,685
United Mexican States Government 4.00% 2040[4]	31,178	2,337
United Kingdom 2.75% 2015	£ 5,155	8,663
United Kingdom 1.75% 2017	1,650	2,771
United Kingdom 4.75% 2020	25	47
United Kingdom 3.75% 2021	11,650	21,011
United Kingdom 2.25% 2023	8,620	13,632
United Kingdom 5.00% 2025	2,500	4,969
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

United Kingdom 4.50% 2034	£1,500	$ 2,881
United Kingdom 4.75% 2038	1,800	3,613
United Kingdom 4.25% 2046	2,980	5,657
Spanish Government 4.50% 2018	€ 1,300	1,924
Spanish Government 5.40% 2023	36,295	55,814
German Government 4.25% 2014	5,000	6,858
German Government, Series 6, 4.00% 2016	5,000	7,375
German Government 4.25% 2017	3,000	4,597
German Government, Series 8, 4.25% 2018	6,810	10,710
German Government 1.75% 2020[4]	765	1,155
German Government 3.00% 2020	9,200	14,035
German Government 2.00% 2022	4,170	5,947
German Government 3.25% 2042	2,990	4,674
Swedish Government 1.00% 2014[3]	$900	903
Swedish Government, Series 1041, 6.75% 2014	SKr 23,050	3,571
Swedish Government 3.50% 2015[4]	10,183	1,654
Swedish Government, Series 1049, 4.50% 2015	9,750	1,573
Swedish Government, Series 1051, 3.75% 2017	122,550	20,338
Swedish Government, Series 1047, 5.00% 2020	87,550	16,054
Swedish Government, Series 3104, 3.50% 2028[4]	10,459	2,176
Italian Government 4.75% 2017	€12,400	18,292
Italian Government 4.25% 2020	6,350	9,321
Italian Government 4.50% 2024	3,620	5,191
Irish Government 5.50% 2017	5,950	9,219
Irish Government 4.50% 2020	3,400	5,152
Irish Government 5.00% 2020	1,900	2,970
Irish Government 3.90% 2023	4,380	6,300
Irish Government 5.40% 2025	2,800	4,426
Netherlands Government 1.00% 2017	$1,900	1,907
Netherlands Government Eurobond 4.00% 2019	€15,800	24,723
French Government O.A.T. Eurobond 0.25% 2015	7,400	9,993
French Government O.A.T. Eurobond 3.25% 2045	6,410	8,770
South Korean Government 2.75% 2017[4]	KRW 1,011,884	973
South Korean Government 5.50% 2017	1,692,750	1,711
South Korean Government, Series 2206, 3.75% 2022	14,710,700	13,956
Brazil (Federal Republic of) 10.00% 2018	BRL27,700	10,472
Brazil (Federal Republic of) 10.00% 2019	14,100	5,222
Belgium (Kingdom of), Series 68, 2.25% 2023	€6,900	9,386
Belgium (Kingdom of), Series 72, 2.60% 2024	3,500	4,833
Australian Government, Series 122, 5.25% 2019	A$13,750	13,129
Russian Federation 6.20% 2018	RUB193,400	5,285
Russian Federation 7.50% 2018	246,700	6,987
Indonesia (Republic of) 6.875% 2018[3]	$1,800	2,014
Indonesia (Republic of) 11.50% 2019	IDR32,000,000	2,971
Indonesia (Republic of) 5.875% 2020	$1,960	2,078
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,487
Indonesia (Republic of) 3.75% 2022	1,740	1,583
Colombia (Republic of), Series B, 5.00% 2018	COP8,410,000	4,009
Colombia (Republic of) Global 7.375% 2019	$1,000	1,196
Colombia (Republic of) Global 4.375% 2021	1,800	1,831
Colombia (Republic of), Series B, 6.00% 2028	COP4,493,000	1,937
Kingdom of Denmark 4.00% 2019	DKr41,000	8,730
Queensland Treasury Corp., Series 24, 5.75% 2024	A$8,970	8,564
Norwegian Government 4.25% 2017	NKr49,350	8,514
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Bermudan Government 5.603% 2020	$2,900	$ 3,149
Bermudan Government 5.603% 2020[3]	100	109
Bermudan Government 4.854% 2024[3]	4,775	4,739
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,075	4,569
South Africa (Republic of), Series R-214, 6.50% 2041	27,700	1,784
Peru (Republic of) 7.84% 2020	PEN11,800	4,663
Peru (Republic of) 5.20% 2023	4,000	1,320
Singapore (Republic of) 4.00% 2018	S$3,460	3,048
Singapore (Republic of) 2.25% 2021	3,470	2,755
Bahrain Government 5.50% 2020	$4,800	5,094
Malaysian Government, Series 0210, 4.012% 2017	MYR6,725	2,037
Malaysian Government, Series 0313, 3.48% 2023	9,275	2,602
Morocco Government 4.25% 2022	$ 900	839
Morocco Government 4.25% 2022[3]	500	466
Morocco Government 5.50% 2042	3,500	3,077
Lithuania (Republic of) 6.625% 2022	2,600	3,029
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,165
Chilean Government 3.875% 2020	500	529
Chilean Government 5.50% 2020	CLP834,500	1,517
Chilean Government 3.00% 2020[4]	433,815	831
Chilean Government 3.00% 2022[4]	386,916	747
State of Qatar 3.125% 2017[3]	$1,000	1,052
State of Qatar 5.25% 2020	1,300	1,466
State of Qatar 4.50% 2022[3]	1,000	1,076
Israeli Government 4.00% 2022	3,400	3,525
Latvia (Republic of) 2.625% 2021	€1,350	1,820
		728,620
Corporate bonds & notes 7.22%
Financials 2.32%

Goodman Funding Pty Ltd. 6.00% 2022[3]	$7,875	8,711
Lloyds TSB Bank PLC 6.50% 2020	€4,940	7,847
Prudential Financial, Inc. 2.30% 2018	$7,565	7,638
Barclays Bank PLC 6.00% 2018	€3,075	4,747
Barclays Bank PLC 6.00% 2021	1,500	2,336
JPMorgan Chase & Co. 1.125% 2016	$ 535	537
JPMorgan Chase & Co. 3.25% 2022	2,850	2,771
JPMorgan Chase & Co. 3.20% 2023	3,845	3,698
Bank of America Corp. 3.30% 2023	2,400	2,309
Bank of America Corp. 4.10% 2023	4,470	4,524
Morgan Stanley 1.75% 2016	4,000	4,061
Morgan Stanley 3.80% 2016	2,000	2,116
Goldman Sachs Group, Inc. 2.90% 2018	645	660
Goldman Sachs Group, Inc. 5.25% 2021	900	989
Goldman Sachs Group, Inc. 3.625% 2023	4,570	4,474
Citigroup Inc. 4.587% 2015	1,570	1,676
Citigroup Inc. 4.45% 2017	925	1,003
Citigroup Inc. 2.50% 2018	890	897
Citigroup Inc. 3.875% 2023	2,160	2,138
HSBC Holdings PLC 6.00% 2019	€400	633
HSBC Holdings PLC 4.125% 2020[3]	$ 560	602
HSBC Holdings PLC 4.875% 2020	750	812
HSBC Holdings PLC 4.00% 2022	2,440	2,535
HSBC Holdings PLC 6.375% 2022[5]	£50	92
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Standard Chartered PLC 3.20% 2016[3]	$2,300	$ 2,408
Standard Chartered Bank 5.875% 2017	€1,200	1,839
Prologis, Inc. 2.75% 2019	$3,645	3,662
Korea Development Bank 3.875% 2017	3,150	3,355
Westfield Group 7.125% 2018[3]	600	716
Westfield Group 6.75% 2019[3]	300	359
Westfield Group 4.625% 2021[3]	1,895	2,035
RSA Insurance Group PLC 8.50% (undated)[5]	£1,550	2,642
Wells Fargo & Co., Series I, 3.50% 2022	$2,600	2,638
Bank of New York Mellon Corp. 3.95% 2025	2,400	2,451
Kimco Realty Corp. 5.584% 2015	800	865
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,534
BNP Paribas 5.00% 2021	2,050	2,256
UBS AG 4.875% 2020	1,993	2,237
Nordea Bank AB 3.125% 2017[3]	2,000	2,104
American International Group, Inc. 4.125% 2024	2,000	2,031
Royal Bank of Scotland Group PLC 5.50% 2020	€1,200	1,922
PNC Financial Services Group, Inc. 2.854% 2022	$ 2,000	1,912
Rabobank Nederland 4.625% 2023	1,750	1,778
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,759
Allstate Corp. 3.15% 2023	1,630	1,592
Realogy Corp. 7.875% 2019[3]	1,375	1,506
American Campus Communities, Inc. 3.75% 2023	1,550	1,473
Developers Diversified Realty Corp. 9.625% 2016	825	963
Corporate Office Properties Trust 3.60% 2023	755	702
Simon Property Group, LP 6.75% 2014	300	300
Simon Property Group, LP 4.20% 2015	326	335
AvalonBay Communities, Inc. 2.85% 2023	450	416
ERP Operating LP 4.75% 2020	250	274
Export-Import Bank of Korea 4.375% 2021	200	213
Banco de Crédito del Perú 5.375% 2020[3]	125	129
		116,212
Telecommunication services 1.00%

Verizon Communications Inc. 3.00% 2016	400	418
Verizon Communications Inc. 5.15% 2023	13,865	15,121
Verizon Communications Inc. 6.55% 2043	1,480	1,787
Sprint Nextel Corp. 9.125% 2017	5,525	6,520
Sprint Nextel Corp. 11.50% 2021	4,075	5,359
Frontier Communications Corp. 7.625% 2024	5,500	5,486
MTS International Funding Ltd. 8.625% 2020	4,635	5,435
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	732
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,282
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,161
AT&T Inc. 6.125% 2015	400	575
AT&T Inc. 2.40% 2016	$1,600	1,651
Telecom Italia Capital SA 7.175% 2019	1,300	1,476
América Móvil, SAB de CV 2.375% 2016	1,250	1,297
France Télécom 5.00% 2016	£50	88
France Télécom 5.625% 2018	€500	792
Vodafone Group PLC 1.50% 2018	$610	603
Telefónica Emisiones, SAU 3.192% 2018	390	402
		50,185
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 1.00%	(000)	(000)

CNOOC Finance (2013) Ltd. 3.00% 2023	$8,500	$ 7,570
Statoil ASA 3.125% 2017	1,460	1,554
Statoil ASA 1.95% 2018	505	510
Statoil ASA 3.15% 2022	1,200	1,207
StatoilHydro ASA 2.45% 2023	1,860	1,742
Statoil ASA 3.70% 2024	1,475	1,503
Petróleos Mexicanos 3.50% 2018	230	236
Pemex Project Funding Master Trust 5.75% 2018	700	777
Petróleos Mexicanos 8.00% 2019	2,800	3,381
Petróleos Mexicanos 4.875% 2022	1,300	1,327
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	26
Petróleos Mexicanos 6.50% 2041	675	695
Gazprom OJSC 5.875% 2015	€1,950	2,781
Gazprom OJSC 4.95% 2022[3]	$ 900	858
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,708
Total Capital International 2.875% 2022	2,350	2,305
Total Capital International 3.75% 2024	3,200	3,255
Transocean Inc. 5.05% 2016	1,900	2,095
Transocean Inc. 6.375% 2021	1,065	1,190
Petrobras International Finance Co. 5.375% 2021	2,283	2,268
Devon Energy Corp. 3.25% 2022	2,170	2,114
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	150	167
Williams Partners L.P. 4.50% 2023	1,500	1,526
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,900	1,653
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,391
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,283
PTT Exploration & Production Ltd. 5.692% 2021[3]	1,000	1,076
Reliance Holdings Ltd. 5.40% 2022[3]	875	905
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	681	705
Enbridge Inc. 5.60% 2017	500	557
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	360	370
TransCanada PipeLines Ltd. 6.50% 2018	125	149
TransCanada PipeLines Ltd. 7.125% 2019	125	153
Shell International Finance BV 4.00% 2014	25	25
		50,062
Consumer discretionary 0.89%

Li & Fung Ltd. 6.00% (undated)[5]	10,000	10,200
Time Warner Inc. 4.75% 2021	2,500	2,750
Time Warner Inc. 4.05% 2023	2,450	2,499
Dollar General Corp. 1.875% 2018	788	783
Dollar General Corp. 3.25% 2023	4,762	4,415
DaimlerChrysler North America Holding Corp. 3.16% 2014	C$800	721
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	$3,900	3,911
Ford Motor Credit Co. 2.375% 2018	4,260	4,318
NBC Universal Enterprise, Inc. 1.974% 2019[3]	2,500	2,467
NBCUniversal Media, LLC 4.375% 2021	1,200	1,295
Comcast Corp. 5.90% 2016	2,235	2,467
Comcast Corp. 2.85% 2023	1,000	947
Thomson Reuters Corp. 1.30% 2017	1,150	1,149
Thomson Reuters Corp. 4.30% 2023	1,950	1,996
Viacom Inc. 4.25% 2023	2,450	2,514
Volkswagen International Finance NV 0.857% 2014[3,5]	1,000	1,001
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Macy’s Retail Holdings, Inc. 7.875% 2015[5]	$599	$ 658
BMW Group 3.875% 2017	€250	367
McDonald’s Corp. 3.50% 2020	$ 150	160
		44,618
Health care 0.47%

Novartis Capital Corp. 2.90% 2015	3,050	3,147
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,607
Baxter International Inc. 1.85% 2018	1,670	1,676
Baxter International Inc. 3.20% 2023	4,100	4,023
Schering-Plough Corp. 6.00% 2017	25	29
Merck & Co., Inc. 2.80% 2023	5,500	5,271
Roche Holdings, Inc. 6.00% 2019[3]	2,552	3,025
Amgen Inc. 2.50% 2016	1,850	1,922
AbbVie Inc. 2.90% 2022	1,880	1,806
		23,506
Materials 0.38%

ArcelorMittal 10.35% 2019[5]	9,362	11,749
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,377
Rio Tinto Finance (USA) Ltd. 2.25% 2018	1,260	1,268
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,051
Teck Resources Ltd. 3.15% 2017	1,500	1,571
BHP Billiton Finance (USA) Ltd. 3.85% 2023	1,140	1,165
		19,181
Consumer staples 0.38%

Anheuser-Busch InBev NV 0.602% 2014[5]	1,225	1,227
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,458
Altria Group, Inc. 4.75% 2021	3,300	3,612
Philip Morris International Inc. 1.875% 2019	500	497
Philip Morris International Inc. 2.90% 2021	1,850	1,822
CVS Caremark Corp. 4.00% 2023	1,800	1,848
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,784
PepsiCo, Inc. 2.50% 2016	1,700	1,765
Reynolds American Inc. 3.25% 2022	1,400	1,324
SABMiller Holdings Inc. 2.20% 2018[3]	900	911
ConAgra Foods, Inc. 1.90% 2018	710	708
		18,956
Industrials 0.33%

General Electric Capital Corp. 2.30% 2017	1,135	1,172
General Electric Capital Corp. 2.30% 2019	3,500	3,542
GE Capital European Funding 5.375% 2020	€1,500	2,430
General Electric Capital Corp. 3.10% 2023	$3,455	3,341
Union Pacific Corp. 2.75% 2023	2,050	1,934
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	1,223
ENA Norte Trust 4.95% 2028[3,6]	$1,124	1,098
Burlington Northern Santa Fe LLC 3.00% 2023	900	861
Volvo Treasury AB 5.95% 2015[3]	200	211
Volvo Treasury AB 5.00% 2017	€300	453
		16,265
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 0.27%	(000)	(000)

MidAmerican Energy Holdings Co. 2.00% 2018[3]	$2,550	$ 2,545
MidAmerican Energy Holdings Co. 3.75% 2023[3]	1,700	1,696
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,440
National Grid PLC 6.30% 2016	1,710	1,924
E.ON International Finance BV 5.80% 2018[3]	1,325	1,527
Enel Finance International SA 3.875% 2014[3]	1,400	1,428
CEZ, a s 4.25% 2022[3]	945	967
PSEG Power LLC 2.75% 2016	315	327
Colbun SA 6.00% 2020[3]	200	219
Hydro One Inc. 5.49% 2040	C$200	214
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$ 150	206
		13,493
Information technology 0.18%

International Business Machines Corp. 1.95% 2016	1,535	1,583
International Business Machines Corp. 1.25% 2018	2,350	2,328
First Data Corp. 8.75% 2022[3,5,7]	2,420	2,589
Samsung Electronics America, Inc. 1.75% 2017[3]	1,500	1,503
Cisco Systems, Inc. 0.493% 2014[5]	1,000	1,000
		9,003
Total corporate bonds & notes		361,481
U.S. Treasury bonds & notes 6.48%
U.S. Treasury 5.15%

U.S. Treasury 1.75% 2015	10,850	11,098
U.S. Treasury 0.625% 2016	24,850	24,844
U.S. Treasury 4.50% 2016	24,800	26,894
U.S. Treasury 7.50% 2016	2,650	3,153
U.S. Treasury 1.00% 2017	51,350	51,693
U.S. Treasury 8.875% 2017	500	638
U.S. Treasury 3.50% 2018	38,255	41,807
U.S. Treasury 3.75% 2018	4,970	5,508
U.S. Treasury 3.125% 2021	875	931
U.S. Treasury 1.75% 2022	5,500	5,219
U.S. Treasury 2.50% 2023	7,000	6,926
U.S. Treasury 2.75% 2023	32,550	32,827
U.S. Treasury 6.50% 2026	6,250	8,621
U.S. Treasury 4.625% 2040	7,600	9,057
U.S. Treasury 3.75% 2041	10,200	10,547
U.S. Treasury 3.125% 2042	8,080	7,413
U.S. Treasury 2.875% 2043	12,700	10,977
		258,153
U.S. Treasury inflation-protected securities[4] 1.33%

U.S. Treasury Inflation-Protected Security 1.875% 2015	5,812	6,129
U.S. Treasury Inflation-Protected Security 0.125% 2017	3,386	3,509
U.S. Treasury Inflation-Protected Security 2.375% 2017	1,387	1,534
U.S. Treasury Inflation-Protected Security 0.125% 2022	40,467	39,955
U.S. Treasury Inflation-Protected Security 0.375% 2023	10,767	10,738
U.S. Treasury Inflation-Protected Security 2.375% 2025	2,535	3,017
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,960	1,699
		66,581
Total U.S. Treasury bonds & notes		324,734

Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] 1.61%	(000)	(000)

Fannie Mae 3.50% 2025	$ 214	$ 227
Fannie Mae 3.50% 2026	580	613
Fannie Mae 3.50% 2026	541	571
Fannie Mae 3.50% 2026	243	257
Fannie Mae 4.00% 2026	501	535
Fannie Mae 4.00% 2026	401	429
Fannie Mae 3.00% 2027	12,948	13,406
Fannie Mae 2.50% 2028	3,457	3,479
Fannie Mae 2.50% 2028	3,422	3,444
Fannie Mae 2.50% 2028	3,285	3,305
Fannie Mae 2.50% 2028	3,227	3,247
Fannie Mae 2.50% 2028	3,224	3,244
Fannie Mae 2.50% 2028	1,906	1,918
Fannie Mae 2.50% 2028	1,775	1,786
Fannie Mae 6.00% 2037	488	542
Fannie Mae 4.00% 2041	372	391
Fannie Mae 4.00% 2041	262	275
Fannie Mae 4.00% 2041	231	242
Fannie Mae 4.00% 2041	72	75
Fannie Mae 4.50% 2041	1,057	1,137
Fannie Mae 4.50% 2041	1,043	1,121
Fannie Mae 5.00% 2041	7,328	8,041
Fannie Mae 5.00% 2041	1,308	1,436
Fannie Mae 3.50% 2042	4,383	4,456
Fannie Mae 3.00% 2043	6,655	6,491
Fannie Mae 4.00% 2043	4,229	4,444
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	6,350	6,399
Government National Mortgage Assn. 3.50% 2043	3,456	3,566
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,213
Nordea Hypotek AB 4.00% 2014	SKr10,800	1,668
Freddie Mac 5.00% 2041	$ 1,412	1,541
		80,499
Total bonds, notes & other debt instruments (cost: $1,504,751,000)		1,495,334
Short-term securities 8.45%

Freddie Mac 0.13%–0.14% due 4/1–10/1/2014	90,100	90,074
Federal Home Loan Bank 0.06%–0.09% due 2/12–4/21/2014	79,000	78,995
Fannie Mae 0.09%–0.12% due 2/18–7/23/2014	45,700	45,695
Coca-Cola Co. 0.12% due 2/19/2014[3]	40,000	39,998
Wells Fargo & Co. 0.22% due 6/17/2014	27,300	27,273
International Bank for Reconstruction and Development 0.12% due 3/5/2014	26,800	26,798
U.S. Treasury Bill 0.07% due 3/27/2014	24,700	24,698
Svenska Handelsbanken Inc. 0.15% due 3/6/2014[3]	23,000	22,997
Sumitomo Mitsui Banking Corp. 0.08% due 2/4/2014[3]	20,000	20,000
BHP Billiton Finance (USA) Limited 0.15% due 2/18/2014[3]	19,100	19,098
General Electric Co. 0.05% due 2/3/2014	14,400	14,400
BNP Paribas Finance Inc. 0.09% due 2/12/2014	11,700	11,700
Private Export Funding Corp. 0.245% due 4/29/2014[3]	1,800	1,799
Total short-term securities (cost: $423,505,000)		423,525
Total investment securities (cost: $4,499,618,000)		4,987,926
Other assets less liabilities		21,848
Net assets		$5,009,774

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $126,867,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 1/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	2/10/2014	Citibank	£7,550	$12,393	$ 18
British pounds	2/12/2014	UBS AG	£7,900	$12,990	(5)
Euros	2/14/2014	Bank of America, N.A.	€18,275	$24,788	(141)
Euros	2/20/2014	Bank of New York Mellon	€2,289	$3,129	(41)
Euros	2/26/2014	HSBC Bank	€1,135	$1,538	(7)
Euros	3/5/2014	Barclays Bank PLC	€3,147	$4,299	(55)
Euros	3/6/2014	Bank of America, N.A.	€6,322	$8,641	(115)
Japanese yen	2/24/2014	Citibank	¥1,781,791	$17,021	421
Japanese yen	2/27/2014	UBS AG	¥1,171,558	$11,197	271
					$346

Sales:
Australian dollars	2/27/2014	Bank of America, N.A.	$6,310	A$7,050	$150
Australian dollars	2/28/2014	Bank of America, N.A.	$13,457	A$15,250	134
Brazilian reais	2/28/2014	Citibank	$7,716	BRL18,950	(80)
Euros	2/28/2014	Bank of America, N.A.	¥1,956,238	€13,825	503
Mexican pesos	2/13/2014	HSBC Bank	$3,948	MXN51,925	69
Russian rubles	3/5/2014	Barclays Bank PLC	$6,640	RUB235,500	(15)
South African rand	2/24/2014	HSBC Bank	$2,478	ZAR26,370	50
South African rand	2/27/2014	Citibank	$2,093	ZAR23,200	13
Swedish kronor	2/13/2014	Citibank	NKr118,349	SKr125,500	(308)
Swedish kronor	2/21/2014	HSBC Bank	NKr51,569	SKr54,125	(50)
					$466
Forward currency contracts — net					$812

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $180,299,000, which represented 3.60% of the net assets of the fund. This amount includes $179,626,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $186,240,000, which represented 3.72% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 545,260	$ —	$—	$ 545,260
	Financials	336,620	73,434	—	410,054
	Consumer discretionary	384,056	18,238	—	402,294
	Industrials	237,142	45,911	—	283,053
	Consumer staples	271,875	—	—	271,875
	Information technology	211,058	28,484	—	239,542
	Telecommunication services	225,592	8,087	—	233,679
	Energy	221,770	—	—	221,770
	Utilities	147,938	—	—	147,938
	Materials	58,358	—	—	58,358
	Miscellaneous	227,882	6,145	—	234,027
	Convertible securities	—	21,217	—	21,217
	Bonds, notes & other debt instruments:
	Bonds & notes of governments outside the U.S.	—	728,620	—	728,620
	Corporate bonds & notes	—	361,481	—	361,481
	U.S. Treasury bonds & notes	—	324,734	—	324,734
	Mortgage-backed obligations	—	80,499	—	80,499
	Short-term securities	—	423,525	—	423,525
Total		$2,867,551	$2,120,375	$—	$4,987,926

		Other investments†

		Level 1	Level 2	Level 3	Total
Assets:
	Unrealized appreciation on open forward currency contracts	$—	$1,629	$—	$1,629
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(817)	—	(817)
Total		$—	$ 812	$—	$ 812

*Securities with a value of $174,154,000, which represented 3.48% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 631,215
Gross unrealized depreciation on investment securities	(95,605)
Net unrealized appreciation on investment securities	535,610
Cost of investment securities for federal income tax purposes	4,452,316

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

IDR = Indonesian rupiah

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-037-0314O-S37760

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 31, 2014